Financial assets and liabilities - Financial assets (Details) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Financial assets
Total financial assets		$ 136,262	$ 62,440	$ 497,403
Current	$ 7,088	133,567	62,440	497,403
Non-current	$ 143	2,695
Jet fuel Asian call options
Financial assets
Total financial assets			48,199	$ 497,403
Jet fuel Zero-Cost collars
Financial assets
Total financial assets		133,567
Foreign currency forward contract
Financial assets
Total financial assets			$ 14,241
Interest rate cap
Financial assets
Total financial assets		$ 2,695